Cash Distributions And Earnings Per Unit	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
CASH DISTRIBUTIONS AND EARNINGS PER UNIT [Text Block]
NOTE 14 — CASH DISTRIBUTIONS AND EARNINGS PER UNIT

      The partnership agreement of Navios Partners requires that all available cash is distributed quarterly, after deducting expenses, including estimated maintenance and replacement capital expenditures and reserves. Distributions may be restricted by, among other things, the provisions of existing and future indebtedness, applicable partnership and limited liability company laws and other laws and regulations. The amount of the minimum quarterly distribution is $0.35 per unit or $1.40 per unit per year and is made in the following manner:

•	First, 98% to all unitholders, pro rata not including holder of subordinated Series A units;
    Thereafter there is incentive distribution rights held by the General Partner, which are analyzed as follows:

	Total Quarterly Distribution Target Amount	Marginal Percentage Interest in Distributions
		Common and Subordinated Unitholders (1) (2)	General Partner
Minimum Quarterly Distribution	$ 0.35	98%	2%
First Target Distribution	up to $0.4025	98%	2%
Second Target Distribution	above $0.4025 up to $0.4375	85%	15%
Third Target Distribution	above $0.4375 up to $0.525	75%	25%
Thereafter	above $0.525	50%	50%

(1)	As of January 1, 2012, all subordinated units, excluding subordinated Series A units, were converted into common units.
(2)	As of June 29, 2012, all subordinated Series A units were converted into common units.
On January 24, 2012, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2011 of $0.44 per unit. The distribution was paid on February 14, 2012 to all holders of record of common and general partner units (not including holders of subordinated Series A units) on February 9, 2012. The aggregate amount of the declared distribution was $24,829.
On April 25, 2012, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended March 31, 2012 of $0.44 per unit. The distribution was paid on May 14, 2012 to all holders of record of common and general partner units (not including holders of subordinated Series A units) on May 10, 2012. The aggregate amount of the declared distribution was $26,923.

Navios Partners calculates earnings per unit by allocating reported net income for each period to each class of units based on the distribution waterfall for available cash specified in Navios Partners' partnership agreement. Basic earnings net income per unit is determined by dividing net income by the weighted average number of units outstanding during the period. Diluted earnings per unit is calculated in the same manner as net income per unit, except that the weighted average number of outstanding units increased to include the dilutive effect of outstanding unit options or phantom units. There were no options or phantom units outstanding during the three and six months ended June 30, 2012 and 2011.
The General Partner's interest in net income is calculated as if all net income for the year was distributed according to the terms of Navios Partners partnership agreement, regardless of whether those earnings would or could be distributed. Navios Partners partnership agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter less the amount of cash reserves established by Navios Partners' board of directors to provide for the proper conduct of Navios Partners' business including reserves for maintenance and replacement capital expenditure and anticipated credit needs.

The calculations of the basic and diluted earnings per unit are presented below.

	Three Month Period Ended		Six Month Period Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
Net income	$16,681	$13,511	$33,618	$30,111
Earnings attributable to:
Common unit holders	16,348	13,241	32,946	27,864
Subordinated unit holders	—	—	—	1,645
General partner unit holders	333	270	672	602
Subordinated Series A unit holders	—	—	—	—

Weighted average units outstanding (basic and diluted)
Common unit holders	57,260,811	46,012,815	55,884,987	43,907,804
Subordinated unit holders	—	7,621,843	—	7,621,843
General partner unit holders	1,188,551	1,114,996	1,160,697	1,072,036
Subordinated Series A unit holders	—	1,000,000	—	1,000,000

Earnings per unit (basic and diluted):
Common unit holders	$0.29	$0.29	$0.59	$0.63
Subordinated unit holders	$—	$—	$—	$0.22
General partner unit holders	$0.28	$0.24	$0.58	$0.56

	Three Month Period Ended		Six Month Period Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
Earnings per unit — distributed (basic and diluted):
Common unit holders	$0.47	$0.45	$0.91	$0.88
Subordinated unit holders	$—	$0.44	$—	$0.87
General partner unit holders	$0.81	$0.76	$1.56	$1.40

Loss per unit — undistributed (basic and diluted):
Common unit holders	$(0.18)	$(0.16)	$(0.32)	$(0.25)
Subordinated unit holders	$—	$(0.44)	$—	$(0.65)
General partner unit holders	$(0.53)	$(0.52)	$(0.98)	$(0.84)